Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 6 months of 2020	$ 12,421
2021	24,734
2022	24,668
2023	7,732
Thereafter	6,083
Total	$ 75,638